Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended							6 Months Ended	12 Months Ended
	Apr. 14, 2021	Jun. 28, 2022	Jun. 21, 2022	Mar. 29, 2022	Dec. 27, 2021	Sep. 28, 2021	Jul. 18, 2019	Jul. 16, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.1
Issuance of units, description									Following the closing of the Initial Public Offering on July 16, 2019, an amount of $150,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Securities was placed in a trust account (the “Trust Account”) which were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.	Following the closing of the Initial Public Offering on July 16, 2019, an amount of $150,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Securities was placed in a trust account (the “Trust Account”) which were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
Fair market value, percentage									80.00%	80.00%
Description of working capital requirements									The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations and up to $250,000 per 12-month period for working capital requirements).	The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations and up to $250,000 per 12-month period for working capital requirements).
Redeemed shares of common stock (in Shares)	2,558,740					2,284,305
Cash balance	$ 25,828,000					$ 23,059,000
Public share (in Dollars per share)				$ 0.1	$ 0.1	$ 0.1				$ 0.1
Aggregate amount			$ 261,810	$ 265,750		$ 1,240,695			$ 1,240,695	$ 0	$ 22,195
Stockholders redeemed shares (in Shares)			39,400	6,650,144	3,099,310
Aggregate cash balance			$ 407,192	$ 67,982,003	$ 31,596,178
Operating bank accounts									61,865	267,965
Working capital									300,774	59,629
Related party promissory note									2,699,020	2,171,460
Delaware franchise taxes									$ 22,284	406,311
Transaction costs										3,954,190
Underwriting fees										3,450,000
Other offering costs										504,190
Equity charges										3,945,961
Expenses through statement of operations										8,229
Aggregate cash balance					31,596,000
Redemption liability										$ 31,596,178
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of common stock (in Shares)								15,000,000		215,000
Initial Public Offering [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)								$ 10
Gross proceeds								$ 150,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of units, description							On July 18, 2019, the underwriters exercised their over-allotment option in full, resulting in an additional 2,250,000 Units issued on July 19, 2019 for $22,500,000, less the underwriters’ discount of $450,000. In connection with the underwriters’ exercise of their over-allotment option, the Company also consummated the sale of an additional 22,500 Private Units at $10.00 per Private Unit and the sale of an additional 225,000 Private Warrants at $1.00 per Private Warrant, generating total proceeds of $450,000. A total of $22,500,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $172,500,000.
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)									$ 10	$ 10
Obligation to redeem percentage									100.00%	100.00%
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public share (in Dollars per share)			$ 0.1
Aggregate amount		$ 261,810		$ 265,750	$ 930,765	$ 1,240,695				$ 930,765
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership interest voting, percentage									50%	50%
Consummation of a business combination									$ 5,000,001	$ 5,000,001
Early Bird Capital [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of common stock (in Shares)										215,000
Price per share (in Dollars per share)									$ 10	$ 10
Gross proceeds									$ 4,300,000	$ 4,300,000
Private units (in Shares)									215,000
Sale of warrant (in Shares)									2,150,000	2,150,000
Sale of price per warrant (in Dollars per share)									$ 1	$ 1